Revenue Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 246,492	$ 207,007	$ 588,392	$ 445,168
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	93,985	87,001	251,705	189,009
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	59,369	48,889	131,833	115,136
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	27,873	26,325	76,659	61,952
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	26,699	29,280	65,207	47,475
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	207,926	191,495	525,404	413,572
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	2,158	0	2,158	1,837
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	31,000	1,496	46,567	3,069
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	1,828	0	1,828	0
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	34,986	1,496	50,553	4,906
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,123	8,222	7,842	13,161
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,848	2,090	4,201	4,326
LNG terminal management, consultancy and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	609	3,704	392	9,203
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,580	$ 14,016	$ 12,435	$ 26,690